Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0002058976
Registrant Name	RIKU DINING GROUP Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES